OTHER INCOME - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other income		$ 2,106	$ 1,784	$ 1,774
Proceeds from PRV sale	$ 21,300	0	21,279	0
Gain on divestment in associates		$ 0	$ 0	$ 12,242
BioConnection Investments B.V.
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in associates		23.60%	23.60%	23.60%	43.85%
Gain on divestment in associates				$ 12,200